Fair Value Measurements (Details Textual)	12 Months Ended
Mar. 31, 2015 USD ($)
Goodwill recognised from acquistion of Western Interior Oil and Gas Corporation	$ 7,780,336
Impairement of goodwill	7,780,336
Impairement of other property and equipment	27,368
Property, Plant, and Equipment, Fair Value Disclosure	$ 22,632